Related Party Transactions - Additional information (Detail) - USD ($)							3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021		Jan. 18, 2021	Jan. 13, 2021	Mar. 31, 2021
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services			$ 25,000	[1],[2]			$ 25,000 [3]
Proceeds from related party debt							111,835
Related party transaction, expenses from transactions with related party							10,000
Notes payable, related parties							10,000
Proceeds from issuance of private placement							$ 8,000,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period	5,333,333		4,866,667
Class of warrants and rights issued, price per warrant	$ 1.50		$ 1.50
Proceeds from issuance of private placement	$ 8,000,000		$ 7,300,000
Exercise price of warrant			$ 0.10		$ 0.10		$ 0.10
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants						$ 1,500,000
Debt instrument conversion price						$ 1.50
Due to related parties current			$ 0		$ 0		$ 0
IPO [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		3,600,000	3,600,000
Overallotment option vesting period		45 days	45 days
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	3,500,000
Stock repurchased during period, shares	3,500,000
Overallotment option vesting period	45 days
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period			5,346,667
Proceeds from issuance of private placement			$ 8,000,000
Sponsor [Member]
Related Party Transaction [Line Items]
Due to related parties current							$ 0
Sponsor [Member] | Office Space Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 10,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 300,000
Proceeds from related party debt						$ 112,000
Debt instrument interest rate						0.00%
Sponsor [Member] | Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 112,701
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited		900,000
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited	25,000
Stock repurchased during period, shares	3,500,000
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited		900,000	900,000				900,000
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	3,500,000
Temporary equity shares outstanding	25,000
Shares issued, shares, share-based payment arrangement, forfeited			900,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding	25,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding		6,900,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services					$ 25,000
Stock issued during period shares					5,750,000
Shares issued, price per share			$ 0.0001		$ 0.0001
Temporary equity shares outstanding		6,900,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding		6,900,000
Class A Ordinary Shares [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding							25,436,480
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exercise price of warrant			$ 11.50		$ 11.50		$ 11.50
Shares issuable per warrant			1		1		1
Class A Ordinary Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	27,500,000		24,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	3,500,000		27,600,000
Class A Ordinary Shares [Member] | Sponsor [Member] | Share Price More Than Or Equals To $12 [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share			$ 12.00		$ 12.00		$ 12.00
Number of consecutive trading days for determining share price			20 days				20 days
Number of trading days for determining share price			30 days				30 days
Threshold Number Of Trading Days For Determining Share PriceFrom Date Of Business Combination			150 days				150 days
Class A Ordinary Shares [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Overallotment option vesting period	45 days

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.
[3]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 2, 2021, the underwriters partially exercised the over-allotment option to purchase as additional 3,500,000 Units; thus, 25,000 Class B ordinary shares were forfeited.